Financial Risk	12 Months Ended
Dec. 31, 2020
Financial Risk
Financial Risk

5.Financial risk

This note presents information about the Bank’s exposure to financial risks and the Bank’s management of capital.

A.Credit risk

i.Credit quality analysis

The following tables set out information about the credit quality of financial assets measured at amortized cost, and securities at FVOCI. Unless specifically indicated, for financial assets the amounts in the table represent the outstanding balances. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively.  Explanation of the terms ‘Stage 1’, ‘Stage 2’ and ‘Stage 3’ is included in Note 3.4 (J).

The Bank's Management has not made any adjustment to the methodology and key inputs used to determine the PD and LGD parameters produced by the model, after assessing the impact in the economic sectors caused by the pandemic COVID-19 (as set out in Note 6).

Loans at amortized cost

December 31, 2020
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,582,794	—	—	2,582,794
Grades 5 - 6	0.75 - 3.95	1,928,142	167,996	—	2,096,138
Grades 7 - 8	3.96 - 30.67	102,532	119,340	10,593	232,465
Grades 9 - 10	30.68 - 100	—	—	—	—
		4,613,468	287,336	10,593	4,911,397
Loss allowance		(16,661)	(19,916)	(4,588)	(41,165)
Total		4,596,807	267,420	6,005	4,870,232

December 31, 2019
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	2,928,401	—	—	2,928,401
Grades 5 - 6	0.75 - 3.95	2,330,150	85,173	—	2,415,323
Grades 7 - 8	3.96 - 30.67	343,606	143,822	—	487,428
Grades 9 - 10	30.68 - 100	—	—	61,845	61,845
		5,602,157	228,995	61,845	5,892,997
Loss allowance		(28,892)	(15,842)	(54,573)	(99,307)
Total		5,573,265	213,153	7,272	5,793,690

Loan commitments, financial guarantees issued and customers' liabilities under acceptances

December 31, 2020
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	245,927	—	—	245,927
Grades 5 - 6	0.75 - 3.95	198,638	38,446	—	237,084
Grades 7 - 8	3.96 - 30.67	81,887	—	—	81,887
		526,452	38,446	—	564,898

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	1,498	—	—	1,498
Grades 5 - 6	0.75 - 3.95	723	—	—	723
Grades 7 - 8	3.96 - 30.67	72,145	—	—	72,145
		74,366	—	—	74,366
		600,818	38,446	—	639,264
Loss allowance		(2,426)	(478)	—	(2,904)
Total		598,392	37,968	—	636,360

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	153,874	—	—	153,874
Grades 5 - 6	0.75 - 3.95	150,631	27,446	—	178,077
Grades 7 - 8	4.13 - 30.43	161,421	—	—	161,421
		465,926	27,446	—	493,372

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	13,367	—	—	13,367
Grades 5 - 6	0.75 - 3.95	5,491	—	—	5,491
Grades 7 - 8	4.13 - 30.43	96,824	—	—	96,824
		115,682	—	—	115,682
		581,608	27,446	—	609,054
Loss allowance		(2,683)	(361)	—	(3,044)
Total		578,925	27,085	—	606,010

Securities at amortized cost

December 31, 2020
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	108,505	—	—	108,505
Grades 5 - 6	0.75 - 3.95	50,562	5,007	—	55,569
		159,067	5,007	—	164,074
Loss allowance		(462)	(33)	—	(495)
Total		158,605	4,974	—	163,579

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	73,047	—	—	73,047
Grades 5 - 6	0.75 - 3.95	—	1,500	—	1,500
		73,047	1,500	—	74,547
Loss allowance		(103)	(10)	—	(113)
Total		72,944	1,490	—	74,434

Securities at fair value through other comprehensive income (FVOCI)

December 31, 2020
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	231,348	—	—	231,348
		231,348	—	—	231,348
Loss allowance		(43)	—	—	(43)
Total		231,305	—	—	231,305

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	5,094	—	—	5,094
		5,094	—	—	5,094
Loss allowance		—	—	—	—
Total		5,094	—	—	5,094

The following table presents information of the current and past due balances of loans at amortized cost in stages 1, 2 and 3:

	December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Current	4,613,468	287,336	10,593	4,911,397

	December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Current	5,602,157	228,995	47,169	5,878,321
Past due
90-120 days	—	—	3,724	3,724
151-180 days	—	—	—	—
More than 180 days	—	—	10,952	10,952
Total past due	—	—	14,676	14,676
Total	5,602,157	228,995	61,845	5,892,997

As of December 31, 2020, and 2019, other financial assets were not past due nor impaired.

The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2020
		Derivative	Derivative
		financial	financial
	Notional value	instruments - fair	instruments - fair
	USD	value asset	value liabilities
Interest rate swaps	145,667	1,831	(1,774)
Cross-currency swaps	565,997	25,947	(3,848)
Foreign exchange forwards	71,353	—	(3,589)
Total	783,017	27,778	(9,211)

	December 31,
	2019
		Derivative	Derivative
		financial	financial
	Notional value	instruments - fair	instruments - fair
	USD	value asset	value liabilities
Interest rate swaps	521,333	407	(1,903)
Cross-currency swaps	369,869	10,125	(10,197)
Foreign exchange forwards	74,471	625	(2,575)
Total	965,673	11,157	(14,675)

ii.Collateral and other credit enhancements

The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are in place covering the acceptability and valuation of each type of collateral.

Derivatives and repurchase agreements

In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standard agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of pledged cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.

The International Swaps and Derivatives Association master agreement (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.

Such arrangements provide for single net settlement of all financial instruments covered only by the agreements in the event of default on any one contract. Master netting arrangements do not normally result in an offset of balance–sheet assets and liabilities unless certain conditions for offsetting are met.

Although master netting arrangements may significantly reduce credit risk, it should be noted that:

-Credit risk is eliminated only to the extent that amounts due to the same counterparty will be settled after the assets are realized.

-The extent to which overall credit risk is reduced may change substantially within a short period because the exposure is affected by each transaction subject to the arrangement.

Loans

The main types of collateral obtained are as follows:

-For commercial lending, liens on real estate property, inventory and trade receivables.

The Bank also obtains guarantees from parent companies for loans to their subsidiaries. Management monitors the market value of collateral and will request additional collateral in accordance with the underlying agreement. It is the Bank’s policy to dispose of repossessed property in an orderly fashion. The proceeds are used to reduce or repay the outstanding claim. In general, the Bank does not occupy repossessed property for business use.

The Bank holds guarantees and other financial credit enhancements against certain exposures in the loan portfolio.  As of December 31, 2020, and 2019, the coverage ratio to the carrying amount of the loan portfolio was 12%.

iii.Implementation of forward-looking information

The Bank incorporates information of the economic environments on a forward-looking view, when assessing whether the credit risk of a financial instrument has significantly increased since initial recognition through customer and country rating models which include projections of the inputs under analysis.

Supplementary, for the expected credit loss measurement, the results of the “alert model” can be considered, which are analyzed through a severity indicator to total risk resulting from the estimates and assumptions of several macroeconomics factors.  These estimates and assumptions are supported by a central scenario. Other scenarios represent upside and downside results. The implementation and interpretation of the outcomes of the alert are based on the expert judgment of management, based on suggestions of areas such as Credit Risk, Economic Studies and Loan Recovery of the Bank.

The external information could include economic data and projections published by governmental committees, monetary agencies (For example, Federal Reserve Bank and from countries where the Bank operates), supranational organizations (International Monetary Fund, The World Bank, World Trade Organization), private sector, academic projections, credit rating agencies, among other.

Main macroeconomies variables of the country rating model with forward-looking scenarios are:

Variables	Description
GDP Growth (Var. %)	% Variation in the growth of the Gross Domestic Product (GDP)
ComEx Growth (Var. %)	% Variation in foreign trade growth (Exp. + Imp.)

The model uses, as main inputs, the following macroeconomic variables: the percentage variation of the gross domestic product of Latin America and the percentage of the foreign trade index growth. The main movements and changes in the variables are analyzed, in general and in particular for each country in the region. This historical and projected information over a period of five years allows Management a complementary means to estimate the macroeconomic effects in the Bank's portfolio.

The table below lists the macroeconomic assumptions by country used in the central, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth		ComEx Growth
		(Var.% )		Index (Var.% )
		December 31,	December 31,	December 31,	December 31,
Country	Scenario	2020	2019	2020	2019
	Central	0.7%	2.0%	4.0%	4.1%
Brazil	Upside	1.7%	3.0%	7.5%	7.6%
	Downside	(0.7)%	0.6%	0.0%	0.1%
	Central	1.4%	3.4%	4.6%	6.6%
Colombia	Upside	2.5%	4.5%	7.6%	9.6%
	Downside	0.1%	2.1%	1.1%	3.1%
	Central	0.2%	1.5%	3.5%	2.2%
Mexico	Upside	1.2%	2.5%	7.5%	6.2%
	Downside	(1.0)%	0.3%	(1.0)%	(2.3)%
	Central	1.5%	2.2%	6.4%	3.1%
Chile	Upside	2.6%	3.3%	9.9%	6.6%
	Downside	0.3%	1.0%	2.4%	(0.9)%
	Central	2.5%	4.6%	4.2%	3.0%
Panama	Upside	3.5%	6.1%	7.2%	6.0%
	Downside	1.3%	3.2%	0.7%	(0.5)%
	Central	2.5%	3.5%	4.2%	4.1%
Guatemala	Upside	3.5%	4.5%	7.2%	7.1%
	Downside	1.3%	2.3%	0.7%	0.6%
	Central	1.4%	3.3%	5.1%	4.2%
Peru	Upside	2.4%	4.3%	8.6%	7.7%
	Downside	0.2%	2.1%	1.1%	0.2%
	Central	(0.2)%	1.3%	2.7%	4.6%
Ecuador	Upside	0.8%	2.3%	5.7%	7.6%
	Downside	(1.7)%	(0.2)%	(0.8)%	1.1%

iv.Loss allowances

The following tables show reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy; see Note 3.4(J)

Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307
Transfer to lifetime expected credit losses	(886)	886	—	—
Transfer to credit-impaired financial instruments	—	(2,100)	2,100	—
Net effect of changes in allowance for expected credit losses	134	13,443	(118)	13,459
Financial instruments that have been derecognized during the year	(24,307)	(3,729)	—	(28,036)
New financial assets originated or purchased	12,828	—	—	12,828
Write-offs	—	(4,426)	(52,106)	(56,532)
Recoveries	—	—	139	139
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	34,957	16,389	49,439	100,785
Transfer to lifetime expected credit losses	(2,488)	2,488	—	—
Net effect of changes in allowance for expected credit losses	(2,154)	5,881	7,987	11,714
Financial instruments that have been derecognized during the year	(27,118)	(8,916)	(500)	(36,534)
New financial assets originated or purchased	25,695	—	—	25,695
Write-offs	—	—	(2,405)	(2,405)
Recoveries	—	—	52	52
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307

Loan commitments, financial guarantee contracts and customers' liabilities under acceptances

The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s management estimate expected credit losses of customers’ liabilities under acceptances and items such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	2,683	361	—	3,044
Transfer to lifetime expected credit losses	(96)	96	—	—
Net effect of changes in reserve for expected credit losses	37	42	—	79
Financial instruments that have been derecognized during the year	(1,864)	(21)	—	(1,885)
New instruments originated or purchased	1,666	—	—	1,666
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	3,089	200	—	3,289
Net effect of changes in reserve for expected credit losses	(17)	170	—	153
Financial instruments that have been derecognized during the year	(2,497)	(9)	—	(2,506)
New instruments originated or purchased	2,108	—	—	2,108
Allowance for expected credit losses as of December 31, 2019	2,683	361	—	3,044

Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	103	10	—	113
Transfer to lifetime expected credit losses	(10)	10	—	—
Net effect of changes in allowance for expected credit losses	15	23	—	38
Financial instruments that have been derecognized during the year	(76)	(10)	—	(86)
New financial assets originated or purchased	430	—	—	430
Allowance for expected credit losses as of December 31, 2020	462	33	—	495

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	113	27	—	140
Net effect of changes in allowance for expected credit losses	(1)	(17)	—	(18)
Financial instruments that have been derecognized during the year	(46)	—	—	(46)
New financial assets originated or purchased	37	—	—	37
Allowance for expected credit losses as of December 31, 2019	103	10	—	113

Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	—	—	—	—
Financial instruments that have been derecognized during the year	43	—	—	43
Allowance for expected credit losses as of December 31, 2020	43	—	—	43

Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	33	140	—	173
Financial instruments that have been derecognized during the year	(33)	(140)	—	(173)
Allowance for expected credit losses as of December 31, 2019	—	—	—	—

The following table provides a reconciliation between:

-Amounts shown in the previous tables reconciling opening and closing balances of loss allowance per class of financial instrument; and

-The (reversal) provision for credit losses' line item in the consolidated statement of profit or loss and other comprehensive income.

			Securities
		Loan commitments
	Loans at amortized	and financial
December 31, 2020	cost	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	13,459	79	38	—	13,576
Financial instruments that have been derecognized during the year	(28,036)	(1,885)	(86)	—	(30,007)
New financial assets originated or purchased	12,828	1,666	430	43	14,967
Total	(1,749)	(140)	382	43	(1,464)

			Securities
		Loan commitments
	Loans at amortized	and financial
December 31, 2019	cost	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	11,714	153	(18)	—	11,849
Financial instruments that have been derecognized during the year	(36,534)	(2,506)	(46)	(173)	(39,259)
New financial assets originated or purchased	25,695	2,108	37	—	27,840
Total	875	(245)	(27)	(173)	430

			Securities
		Loan commitments
	Loans at amortized	and financial
December 31, 2018	cost	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	56,311	182	(48)	(63)	56,382
Financial instruments that have been derecognized during the year	(27,490)	(6,666)	(64)	—	(34,220)
New financial assets originated or purchased	32,355	2,928	56	14	35,353
Total	61,176	(3,556)	(56)	(49)	57,515

v.Credit-impaired financial assets

Credit-impaired loans and advances are graded 8 to 10 in the Bank’s internal credit risk grading system.

The following table sets out a reconciliation of changes in the net carrying amount of allowance for credit losses for credit-impaired loans

	December 31,	December 31,
	2020	2019
Credit-impaired loans and advances at beginning of year	54,573	49,439
Classified as credit-impaired during the year	2,100	—
Change in allowance for expected credit losses	(744)	7,164
Recoveries of amounts previously written off	139	52
Interest income	626	323
Write-offs	(52,106)	(2,405)
Credit-impaired loans and advances at end of year	4,588	54,573

During the year ended December 31, 2020, the sale of the outstanding credit-impaired loan in Stage 3, classified at amortized cost, was made for $11.6 million. This sale resulted in a write off against the allowance for credit losses of $52.1 million.

vi.Concentrations of credit risk

The Bank monitors concentrations of credit risk by sector, industry and by country. An analysis of concentrations of credit risk from loans, loan commitments, financial guarantees and investment securities is as follows.

Concentration by sector and industry

					Securities
			Loan commitments and
	Loans at amortized cost		financial guarantee contracts		At amortized cost		FVOCI
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Carrying amount - principal	4,911,397	5,892,997	74,366	115,682	164,074	74,547	231,348	5,094
Amount committed/guaranteed	—	—	564,898	493,372	—	—	—	—

Concentration by sector
Corporations:
Private	1,425,929	1,782,808	276,249	213,161	56,979	2,998	60,403	—
State-owned	741,791	780,491	92,299	69,822	29,985	23,792	23,858	—
Financial institutions:
Private	2,231,742	2,692,787	65,434	75,130	33,715	19,276	—	—
State-owned	476,520	589,690	205,282	250,941	28,276	—	141,974	—
Sovereign	35,415	47,221	—	—	15,119	28,481	5,113	5,094
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Concentration by industry
Financial institutions	2,708,262	3,282,477	270,716	326,071	61,991	19,276	141,974	—
Manufacturing	760,985	925,375	173,493	143,560	66,053	21,658	45,654	—
Oil and petroleum derived products	586,030	561,068	98,189	71,571	20,911	5,132	38,607	—
Agricultural	336,715	327,288	—	—	—	—	—	—
Services	264,597	370,753	63,086	20,497	—	—	—	—
Mining	94,955	162,364	—	—	—	—	—	—
Sovereign	35,415	47,221	—	—	15,119	28,481	5,113	5,094
Other	124,438	216,451	33,780	47,355	—	—	—	—
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Risk rating and concentration by country

					Securities
			Loan commitments and
	Loans at amortized cost		financial guarantee contracts		At amortized cost		FVOCI
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Carrying amount - principal	4,911,397	5,892,997	74,366	115,682	164,074	74,547	231,348	5,094
Amount committed/guaranteed	—	—	564,898	493,372	—	—	—	—
Rating
1-4	2,582,794	2,928,401	247,425	167,241	108,505	73,047	231,348	5,094
5-6	2,096,138	2,415,323	237,807	183,568	55,569	1,500	—	—
7-8	232,465	487,428	154,032	258,245	—	—	—	—
10	—	61,845	—	—	—	—	—	—
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Concentration by country
Argentina	130,944	226,481	—	—	—	—	—	—
Belgium	9,807	13,742	—	—	—	—	—	—
Bolivia	12,000	7,000	2,800	400	—	—	—	—
Brazil	971,652	1,015,316	50,000	50,000	41,128	1,500	—	—
Canada	—	—	—	657	—	—	—	—
Chile	533,945	683,132	7,911	8	11,992	—	28,972	5,094
Colombia	714,258	906,092	50,333	50,610	29,998	15,338	—	—
Costa Rica	146,200	220,380	56,876	59,161	—	—	—	—
Dominican Republic	202,433	289,853	16,500	16,500	—	—	—	—
Ecuador	45,511	174,267	165,275	252,391	—	—	—	—
El Salvador	40,000	54,233	1,087	5,555	—	—	—	—
France	150,810	152,530	84,862	47,906	—	—	—	—
Germany	—	34,613	—	—	—	—	—	—
Guatemala	281,485	278,557	43,845	44,200	—	—	—	—
Honduras	10,199	128,937	345	300	—	—	—	—
Hong Kong	1,800	10,400	—	—	—	—	—	—
Jamaica	23,274	38,312	—	—	—	—	—	—
Luxembourg	50,000	59,813	—	—	—	—	—	—
Mexico	607,099	754,465	4,995	27,377	43,910	21,505	—	—
Panama	241,097	268,356	61,435	25,304	10,399	36,204	—	—
Paraguay	100,816	127,970	11,800	10,652	—	—	—	—
Peru	272,752	150,301	47,245	8,033	26,647	—	—	—
Singapore	75,095	90,955	—	—	—	—	—	—
Switzerland	—	—	—	10,000	—	—	—	—
Trinidad and Tobago	165,995	181,676	—	—	—	—	—	—
United States of America	113,816	25,000	—	—	—	—	89,794	—
United Kingdom	10,409	—	—	—	—	—	—	—
Uruguay	—	619	33,955	—	—	—	—	—
Multinational	—	—	—	—	—	—	112,582	—
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

vi.Offsetting financial assets and liabilities

The following tables include financial assets and liabilities that are offset in the consolidated financial statement or subject to an enforceable master netting arrangement:

a)Derivative financial instruments – assets

December 31, 2020
		Gross amounts	Net amount of
		offset in the	assets presented	Gross amounts not offset in the
		consolidated	in the	consolidated statement of
	Gross	statement of	consolidated	financial position
	amounts of	financial	statement of	Financial	Cash collateral
Description	assets	position	financial position	instruments	received	Net Amount

Derivative financial instruments used for hedging	27,778	—	27,778	—	(24,720)	3,058
Total	27,778	—	27,778	—	(24,720)	3,058

December 31, 2019
		Gross amounts	Net amount of
		offset in the	assets presented	Gross amounts not offset in the
		consolidated	in the	consolidated statement of
	Gross	statement of	consolidated	financial position
	amounts of	financial	statement of	Financial	Cash collateral
Description	assets	position	financial position	instruments	received	Net Amount

Derivative financial instruments used for hedging	11,157	—	11,157	—	(9,350)	1,807
Total	11,157	—	11,157	—	(9,350)	1,807

b)Securities sold under repurchase agreements and derivative financial instruments – liabilities

	December 31, 2020
			Net amount of
		Gross amounts	liabilities	Gross amounts not offset in
		offset in the	presented	the consolidated statement of
		consolidated	in the	financial position
	Gross	statement of	consolidated		Cash
Description	amounts of	financial	statement of	Financial	collateral	Net
	liabilities	position	financial position	instruments	pledged	Amount

Securities sold under repurchase agreements	(10,663)	—	(10,663)	11,998	18	1,353
Derivative financial instruments used for hedging	(9,211)	—	(9,211)	—	7,786	(1,425)
Total	(19,874)	—	(19,874)	11,998	7,804	(72)

	December 31, 2019
			Net amount of
		Gross amounts	liabilities	Gross amounts not offset in
		offset in the	presented	the consolidated statement of
		consolidated	in the	financial position
	Gross	statement of	consolidated		Cash
Description	amounts of	financial	statement of	Financial	collateral	Net
	liabilities	position	financial position	instruments	pledged	Amount

Securities sold under repurchase agreements	(40,530)	—	(40,530)	41,937	320	1,727
Derivative financial instruments used for hedging	(14,675)	—	(14,675)	—	14,632	(43)
Total	(55,205)	—	(55,205)	41,937	14,952	1,684

B.Liquidity risk

i.Exposure to liquidity risk

The key measure used by the Bank for managing liquidity risk is the ratio of net liquid assets to deposits from customers and short-term funding. For this purpose, ‘net liquid assets’ includes cash and cash equivalents which consist of deposits from banks and customers, as well as corporate debt securities rated A- or above.

The following table details the Bank's liquidity ratios, described in the previous paragraph, for the year ended December 31, 2020 and 2019, respectively:

	December 31,	December 31,
	2020	2019
At the end of the year	249.42%	52.48%
Year average	115.98%	37.82%
Maximum of the year	249.42%	53.38%
Minimum of the year	53.26%	23.23%

The following table includes the Bank’s liquid assets by geographical location:

	December 31, 2020			December 31, 2019
	Cash and due from			Cash and due from
(in millions of USD dollars)	banks	Securities FVOCI	Total	banks
United State of America	740	90	830	1,132
Other O.E.C.D countries	100	—	100	4
Latin America	6	—	6	4
Other countries	—	—	—	20
Multinational	—	112	112	—
Total	846	202	1,048	1,160

The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31,	December 31,
(in millions of USD dollars)	2020	2019
Demand liabilities and "overnight"	171	86
% Demand liabilities and "overnight" to total deposits	5.44%	2.97%

The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

	December 31,	December 31,
(in millions of USD dollars)	2020	2019
Total liquid assets	1,048	1,160
% Total assets to total liabilities	33.40%	40.15%
% Total liquid assets in the U.S. Federal Reserve	65.68%	97.37%

Even though the average term of the Bank's assets exceeds the average term of its liabilities, the associated liquidity risk is diminished by the short-term nature of a significant portion of the loan portfolio, since the Bank is primarily engaged in financing foreign trade.

The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term together with its average remaining term:

(in millions of USD dollars)	December 31,	December 31,
	2020	2019
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	3,114	3,485
Average term (days)	195	189

The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms together with their average remaining term:

(in millions of USD dollars)	December 31,	December 31,
	2020	2019
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	2,193	2,497
Average term (days)	1,382	1,185

ii.Maturity analysis for financial liabilities and financial assets

The following table details the future undiscounted cash flows of assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2020
	Up to 3	3 to 6	6 months to		More than	Gross inflows	Carrying
Description	months	months	1 year	1 to 5 years	5 years	(outflows)	amount

Assets
Cash and due from banks	863,831	—	—	—	—	863,831	863,812
Securities and other financial assets, net	11,541	20,961	60,311	312,027	—	404,840	398,068
Loans, net	1,712,049	998,923	1,255,069	293,489	1,156,625	5,416,155	4,896,647
Derivative financial instruments - assets	—	119	129	26,691	839	27,778	27,778
Total	2,587,421	1,020,003	1,315,509	632,207	1,157,464	6,712,604	6,186,305

Liabilities
Deposits	(2,678,292)	(166,832)	(293,306)	(6,638)	—	(3,145,068)	(3,140,875)
Securities sold under repurchase agreements	—	(5,784)	(4,977)	—	—	(10,761)	(10,663)
Borrowings and debt, net	(166,034)	(60,816)	(456,932)	(1,425,806)	(24,922)	(2,134,510)	(1,994,245)
Derivative financial instruments - liabilities	(3,020)	(1,081)	(71)	(5,039)	—	(9,211)	(9,211)
Total	(2,847,346)	(234,513)	(755,286)	(1,437,483)	(24,922)	(5,299,550)	(5,154,994)

Contingencies
Confirmed letters of credit	167,301	29,466	20,015	—	—	216,782	216,782
Stand-by letters of credit and guarantees	35,041	106,943	55,963	12,550	—	210,497	210,497
Credit commitments	—	—	4,286	133,333	—	137,619	137,619
Total	202,342	136,409	80,264	145,883	—	564,898	564,898
Net position	(462,267)	649,081	479,959	(951,159)	1,132,542	848,156	466,413

	December 31, 2019
	Up to 3	3 to 6	6 months to		More than	Gross inflows	Carrying
Description	months	months	1 year	1 to 5 years	5 years	(outflows)	amount

Assets
Cash and due from banks	1,178,288	—	—	—	—	1,178,288	1,178,170
Securities and other financial assets, net	16,684	6,457	7,293	54,544	6,492	91,470	88,794
Loans, net	1,960,381	967,594	1,207,469	1,822,519	150,742	6,108,705	5,823,333
Derivative financial instruments - assets	—	625	—	10,532	—	11,157	11,157
Total	3,155,353	974,676	1,214,762	1,887,595	157,234	7,389,620	7,101,454

Liabilities
Deposits	(2,574,180)	(198,786)	(122,680)	—	—	(2,895,646)	(2,893,555)
Securities sold under repurchase agreements	(40,691)	—	—	—	—	(40,691)	(40,530)
Borrowings and debt, net	(1,407,612)	(451,736)	(230,776)	(1,147,699)	(13,422)	(3,251,245)	(3,148,864)
Derivative financial instruments - liabilities	(2,425)	(775)	(1,711)	(12,014)	—	(16,925)	(14,675)
Total	(4,024,908)	(651,297)	(355,167)	(1,159,713)	(13,422)	(6,204,507)	(6,097,624)

Contingencies
Confirmed letters of credit	84,235	77,493	7,592	—	—	169,320	169,320
Stand-by letters of credit and guarantees	35,906	95,440	114,078	10,057	—	255,481	255,481
Credit commitments	—	—	—	68,571	—	68,571	68,571
Total	120,141	172,933	121,670	78,628	—	493,372	493,372
Net position	(989,696)	150,446	737,925	649,254	143,812	691,741	510,458

The amounts in the tables above have been compiled as follows:

Type of financial instrument	Basis on which amounts are compiled
Financial assets and liabilities	Undiscounted cash flows, which include estimated interest payments.
Issued financial guarantee contracts, and loan commitments	Earliest possible contractual maturity. For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.
Derivative financial liabilities and financial assets	Contractual undiscounted cash flows. The amounts shown are the gross nominal inflows and outflows for derivatives that simultaneously settle gross or net amounts.

iii.Liquidity reserves

As part of the management of liquidity risk arising from financial liabilities, the Bank holds liquid assets comprising cash and cash equivalents.

The following table sets out the components of the Banks’s liquidity reserves:

	December 31,		December 31,
	2020		2019
	Amount	Fair Value	Amount	Fair Value
Balances with Central Banks	688,612	688,612	1,129,016	1,129,016
Cash and balances with other bank (1)	157,396	157,396	30,702	30,702
Total Liquidity reserves	846,008	846,008	1,159,718	1,159,718

(1)Excludes pledged deposits.

iv.Financial assets available to support future funding

The following table sets out the Bank’s financial assets available to support future funding:

December 31, 2020
	Guaranteed	Available as
		collateral
Cash and due from banks	17,804	846,008
Notional of investment securities	11,450	371,900
Loans at amortized cost	—	4,911,397
Total assets	29,254	6,129,305

December 31, 2019
	Guaranteed	Available as
		collateral
Cash and due from banks	18,452	1,159,718
Notional of investment securities	40,531	38,045
Loans at amortized cost	—	5,823,333
Total assets	58,983	7,021,096

C.Market risk

The Bank manages market risk by considering the consolidated financial situation of the Bank.  For the definition of market risk and information on how the Bank manages the market risks of trading and non-trading portfolios, see note 6.

i.Interest rate risk

The following is a summary of the Bank’s interest rate gap position for the financial assets and liabilities based on their next repricing date:

	December 31, 2020
	Up to 3	3 to 6	6 months to		More than	Non interest
Description	months	months	1 year	1 to 5 years	5 years	rate risk	Total
Assets
Demand deposits and time deposits	859,481	—	—	—	—	4,331	863,812
Securities and other financial assets	9,554	9,139	55,960	320,769	—	—	395,422
Loans	3,468,477	895,794	434,813	117,262	—	—	4,916,346
Total assets	4,337,512	904,933	490,773	438,031	—	4,331	6,175,580

Liabilities
Demand deposits and time deposits	(2,675,867)	(166,317)	(290,000)	(6,500)	—	(216)	(3,138,900)
Securities sold under repurchase agreements	—	(5,728)	(4,935)	—	—	—	(10,663)
Borrowings and debt	(1,103,703)	(45,859)	(16,511)	(794,522)	(24,475)	—	(1,985,070)
Total liabilities	(3,779,570)	(217,904)	(311,446)	(801,022)	(24,475)	(216)	(5,134,633)
Net effect of derivative financial instruments held for interest risk management	(3)	(373)	58	15,982	839	—	16,503
Total interest rate sensitivity	557,939	686,656	179,385	(347,009)	(23,636)	4,115	1,057,450

	December 31, 2019
	Up to 3	3 to 6	6 months to		More than	Non interest
Description	months	months	1 year	1 to 5 years	5 years	rate risk	Total
Assets
Demand deposits and time deposits	1,170,092	—	—	—	—	—	1,170,092
Securities and other financial assets	14,935	6,351	5,055	53,300	—	—	79,641
Loans	4,031,432	1,096,355	548,028	208,443	8,739	—	5,892,997
Total assets	5,216,459	1,102,706	553,083	261,743	8,739	—	7,142,730

Liabilities
Demand deposits and time deposits	(2,570,324)	(197,300)	(120,419)	—	—	(293)	(2,888,336)
Securities sold under repurchase agreements	(40,530)	—	—	—	—	—	(40,530)
Borrowings and debt	(2,534,382)	(401,432)	(25,261)	(157,321)	—	(19,914)	(3,138,310)
Total liabilities	(5,145,236)	(598,732)	(145,680)	(157,321)	—	(20,207)	(6,067,176)
Net effect of derivative financial instruments held for interest risk management	(2,425)	(150)	(1,711)	(1,482)	—	—	(5,768)
Total interest rate sensitivity	68,798	503,824	405,692	102,940	8,739	(20,207)	1,069,786

Management of interest rate risk is complemented by monitoring the sensitivity of the Bank’s financial assets and liabilities to various standard interest rate scenarios. Standard scenarios that are considered on a monthly basis include a 50bps, 100bps and 200bps, parallel fall or rise in all yield curves which are assessed accordingly to market conditions.

Following is an analysis of the Bank’s sensitivity to the most likely increase or decrease in market interest rates at the reporting date, assuming no asymmetrical movements in yield curves and a constant financial position:

	Change in	Effect on	Effect on
	interest rate	profit or loss	equity

December 31, 2020	+50 bps	1,182	16,618
	-50 bps	(5,161)	107

December 31, 2019	+50 bps	3,064	7,461
	-50 bps	(3,064)	(7,461)

Interest rate movements affect reported equity in the following ways:

-Retained earnings: increases or decreases in net interest income and in fair values of derivatives reported in profit or loss;

-Fair value reserve: increases or decreases in fair values of financial assets at FVOCI reported directly in equity; and

-Hedging reserve: increases or decreases in fair values of hedging instruments designated in qualifying cash flow hedge relationships.

This sensitivity provides a consideration of changes in interest rates, considering last period interest rate volatility.

iii.Foreign exchange risk

The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, excluding derivative financial assets and liabilities, based on their fair value.

	December 31, 2020
	Brazilian	European	Japanese	Colombian	Mexican	Other
	Real	Euro	Yen	Peso	Peso	Currencies(1)	Total
Exchance rate	5.19	1.22	103.23	3,430.19	19.92

Assets
Cash and due from banks	81	13	1	20	1,615	80	1,810
Loans	—	—	—	—	182,395	—	182,395
Total Assets	81	13	1	20	184,010	80	184,205

Liabilities
Borrowings and debt	—	—	—	—	(183,863)	—	(183,863)
Total liabilities	—	—	—	—	(183,863)	—	(183,863)

Net currency position	81	13	1	20	147	80	342

(1) It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.

	December 31, 2019
	Brazilian	European	Japanese	Colombian	Mexican	Other	Total
	Real	Euro	Yen	Peso	Peso	Currencies (1)
Exchance rate	4.02	1.12	108.67	3,287.50	18.88
Assets
Cash and due from banks	274	17	4	34	4,243	58	4,630
Loans	—	—	—	—	473,729	—	473,729
Total Assets	274	17	4	34	477,972	58	478,359

Liabilities
Borrowings and debt	—	—	—	—	(478,038)	—	(478,038)
Total liabilities	—	—	—	—	(478,038)	—	(478,038)

Net currency position	274	17	4	34	(66)	58	321

(1) It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.